Interest expense and finance costs (Tables)	9 Months Ended
Sep. 30, 2018
Interest Expense And Finance Costs [Abstract]
Schedule of Interest expense and finance costs

	Nine months ended
	Sep 30, 2018	Sep 30, 2017
Interest incurred	16,430,560	13,605,807
Amortization of deferred finance fees	1,814,391	2,423,720
Write-off of deferred finance fees in relation to refinancing	414,897	-
	18,659,848	16,029,527